Fair Value Measurements - Transfers (Details) - Recurring Fair Value Measurements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative assets
Fair Value Hierarchy Levels Transfers
Transfers out of Level 3 into Level 2, net derivative assets (liabilities)	$ 0.3		$ 26.5
Available-for-sale | Fixed maturities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	188.3	$ 348.8	388.4
Transfers out of Level 3 into Level 2	263.8	435.6	654.3
Available-for-sale | States and political subdivisions
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	12.0	80.3
Transfers out of Level 3 into Level 2	10.2
Available-for-sale | Corporate debt securities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	176.3	175.8	342.0
Transfers out of Level 3 into Level 2	35.2		255.2
Available-for-sale | Commercial mortgage-backed securities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3			0.3
Transfers out of Level 3 into Level 2	10.2
Available-for-sale | Collateralized debt obligations
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3		72.1
Transfers out of Level 3 into Level 2	180.4	410.6	330.2
Available-for-sale | Other debt obligations
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3		20.6	46.1
Transfers out of Level 3 into Level 2	27.8	$ 25.0	68.9
Trading | Fixed maturities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	$ 29.0
Transfers out of Level 3 into Level 2			$ 0.3